SCHEDULE OF BANK LOANS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Bank loans		$ 8,927	$ 6,010
Term Loan I [Member]
Short-Term Debt [Line Items]
Bank loans		$ 7,162	3,451
Maturity date		Oct. 31, 2038
Term of repayments		14 years
Annual interest rate	[1]	1.00%
Variable interest rate percentage		1.00%
Term Loan II [Member]
Short-Term Debt [Line Items]
Bank loans			83
Maturity date		May 31, 2025
Term of repayments		5 years
Annual interest rate		3.70%
Term Loan III [Member]
Short-Term Debt [Line Items]
Bank loans			399
Maturity date		May 31, 2025
Term of repayments		5 years
Annual interest rate		2.00%
Term Loan IV [Member]
Short-Term Debt [Line Items]
Bank loans			196
Maturity date		Oct. 31, 2025
Term of repayments		5 years
Annual interest rate	[2]	1.00%
Variable interest rate percentage		1.00%
Term Loan V [Member]
Short-Term Debt [Line Items]
Bank loans			143
Maturity date		Nov. 30, 2025
Term of repayments		5 years
Annual interest rate		3.70%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Bank loans		$ 1,765	$ 1,738
Annual interest rate	[3]	5.25%
Term of repayments		On demand
Variable interest rate percentage		5.25%

[1]	Term loan I bears interest at a variable rate of 1.00% per annum above the lender’s cost of funds.
[2]	Term loan IV bears interest at a variable rate of 1.00% per annum above the Compounded Singapore Overnight Rate Average (“SORA”).
[3]	Bank overdraft bears interest at the lender’s prime rate, which was 5.25% per annum.